Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements of Intellectual Property Right

The intangible assets relate to acquired intellectual property rights.

The movements are as follows:

	2017	2016
	(euros in thousands)
Balance as at January 1
Historical cost	860	860
Accumulated amortization	(486)	(425)

Book value	374	435
Capital expenditures	—	—
Amortization charge for the year	(62)	(61)

Book value as at December 31	312	374
Balance as at December 31
Historical cost	860	860
Accumulated amortization	(548)	(486)

Book value	312	374